Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 6 – Commitments and Contingencies

Litigations, Claims and Assessments

The Company may be involved in legal proceedings, claims and assessments arising in the ordinary course of business. The Company records contingent liabilities resulting from such claims, if any, when a loss is assessed to be probable and the amount of the loss is reasonably estimable.

ZYVERSA THERAPEUTICS, INC.

Notes to Condensed Consolidated Financial Statements

License Agreements

L&F Research LLC

The Company entered into a License Agreement with L&F Research LLC (“L&F Research”) effective December 15, 2015, as amended (the “L&F License Agreement”) pursuant to which L&F granted the Company an exclusive royalty-bearing, worldwide, sublicensable license under the patent and intellectual property rights and know-how specific to and for the development and commercialization of VAR 200, for the treatment, inhibition or prevention of kidney disease in humans and symptoms thereof, including focal segmental glomerulosclerosis.

On February 28, 2023, the Company and L&F executed an Amendment and Restatement Agreement that waived L&F’s right to terminate the L&F License Agreement or any other remedies, for non-payment of the First Milestone Payment, until (a) March 31, 2023 as to $1,000,000 of such milestone payments (“Waiver A”) and (b) January 31, 2024 as to $500,000 milestone payments (“Waiver B”). Waiver A was contingent upon (i) forgiveness by the Company of $351,579 in aggregate principal amount outstanding under a certain convertible note, and (ii) a cash payment by the Company to L&F in the amount of $648,421, on or before March 31, 2023. Waiver B was contingent upon a cash payment by the Company to L&F in the amount of $500,000 on or before the earlier of (x) January 31, 2024, and (y) ten business days from the date that the Company received net proceeds of at least $30,000,000 from the issuance of new equity capital. All other terms of the L&F License remain in effect.

On March 29, 2023, the Company paid the $648,421 of cash to L&F, thus meeting the conditions of Waiver A, which also had the effect of canceling the Note Receivable and the Put Option and resulted in a reclassification of 188 shares of common stock and $331,331 classified as temporary equity to permanent equity.

On January 30, 2024, the Company paid $500,000 of cash to L&F, thus meeting the conditions of Waiver B.

Operating Leases

On January 18, 2019, the Predecessor entered into a lease agreement for approximately 3,500 square feet of office space in Weston, Florida for a term of five years. Under the lease agreement, the annual base rent, which excludes the Predecessor’s share of taxes and operating costs, was approximately $89,000 for the first year and increases approximately 3% every year thereafter for a total base rent lease commitment of approximately $497,000. On January 15, 2024, the Company extended the lease for an additional year for a total base rent lease commitment of $112,064. The Company used the short-term lease practical expedient which permits the Company to not capitalize leases with a term equal to or less than 12 months.

The Company recognized right-of-use asset amortization of $7,839 in connection with its operating lease for the three months ending March 31, 2024 and the Company recognized rent expense of $22,047 in connection with its operating lease for the three months ending March 31, 2024.

ZYVERSA THERAPEUTICS, INC.

Notes to Condensed Consolidated Financial Statements

A summary of the Company’s right-of-use assets and liabilities is as follows:

	For the Three Months Ended
	March 31,
	2024	2023

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used in operating activities	$8,656	$24,249

Right-of-use assets obtained in exchange for lease obligations
Operating leases	$-	$-

Weighted Average Remaining Lease Term
Operating leases	-	0.84 Years

Weighted Average Discount Rate
Operating leases	-	6.5%

Note 8 – Commitments and Contingencies

Litigations, Claims and Assessments

In the normal course of business, the Company may be involved in legal proceedings, claims and assessments arising in the ordinary course of business. The Company records contingent liabilities resulting from such claims, if any, when a loss is assessed to be probable and the amount of the loss is reasonably estimable.

License Agreements

L&F Research LLC

The Company entered into a License Agreement with L&F Research LLC (“L&F Research”) effective December 15, 2015, as amended (the “L&F License Agreement”) pursuant to which L&F granted the Company an exclusive royalty-bearing, worldwide, sublicensable license under the patent and intellectual property rights and know-how specific to and for the development and commercialization of VAR 200, for the treatment, inhibition or prevention of kidney disease in humans and symptoms thereof, including focal segmental glomerulosclerosis. The term of the license agreement shall commence on the effective date and, unless earlier terminated in accordance with the terms of the agreement, continue until the expiration of the last-to-expire of all royalty payment obligations of licensee.

The license agreement contains an up-front cash payment of $200,000 (paid and recognized as research and development expense in 2015), $21.5 million in aggregate milestone cash payments (the Company will recognize expense associated with the milestone cash payments when such milestones become probable of being achieved; $1,500,000 of expense was recognized during 2020 (of which, $500,000 was originally due and payable in 2021) related to the U.S. Food and Drug Administration (“FDA”) acceptance of an investigational new drug application as well as commencement of Phase 2a clinical trials; the next milestone of $2,500,000 is earned upon a positive end of Phase 2 meeting with the FDA), royalties ranging from 5%-10% on sales of the product when it comes to market (the Company will recognize royalty expense if and when sales occur; none recognized to-date) and Predecessor warrants to purchase an aggregate of 878,947 shares of Predecessor common stock at an exercise price of $1.00 per share that were issued in 2015 with a grant date fair value of $766,384 that become exercisable for a period of five years from the date of achievement of specified milestones (a Predecessor warrant to purchase 351,579 shares of Predecessor common stock was exercisable upon its issuance in 2015 and, accordingly, the Company recognized its grant date fair value of $306,411 during 2015 as research and development expense with a corresponding credit to additional paid-in capital; the Company will recognize expense associated with the remaining warrants when it is probable that the associated performance conditions will be achieved; a Predecessor warrant to purchase 175,789 shares of Predecessor common stock became exercisable in January 2020 upon the FDA acceptance of an investigational new drug application for a compound or product, as defined, at which time the Company recognized expense equal to the grant date fair value of $153,324; Predecessor warrants to purchase 351,578 shares of Predecessor common stock were not exercisable as of December 31, 2022 as the milestones were not achieved). For the consideration above that has yet to have been expensed or paid, the Company will recognize associated expense when such items become both probable of being achieved and such value is estimable.

On January 9, 2020, an amendment was entered into for the license agreement that provided for the following amendments: (i) partially extended the timing of payment of $1,000,000 of milestone cash payments associated with the successful completion of Phase 1 clinical trials ($500,000 payable upon commencement of Phase 2a clinical trials (the “Phase 1/2 Milestone”) and $500,000 payable upon the one year anniversary of the Phase 1/2 Milestone (“First Anniversary Milestone”); and (ii) upon the condition that L&F exercises its warrant upon achievement of the Phase 1/2 Milestone, the $351,579 exercise price is to be withheld from the cash payment due to L&F in connection with the Phase ½ Milestone. See Note 5 – Note Receivable for further details about the promissory note agreement entered into upon the exercise of warrants by L&F and Note 9 – Permanent and Temporary Stockholders’ Equity – Redeemable Common Stock and Put Option for discussion about the put option agreement entered into by the Company and L&F in connection with the L&F Note Agreement.

On March 7, 2022, August 26, 2022 and December 23, 2022, the Company and L&F executed a Waiver Agreement that waives L&F’s right to terminate the license agreement or any other remedies, for non-payment of the $1,500,000 of milestone payments, collectively through March 31, 2023. All other terms of the license agreement remain in effect.

ZYVERSA THERAPEUTICS, INC.

NOTES TO FINANCIAL STATEMENTS

On February 28, 2023, the Company and L&F executed an Amendment and Restatement Agreement that waived L&F’s right to terminate the L&F License Agreement or any other remedies, for non-payment of the First Milestone Payment, until (a) March 31, 2023 as to $1,000,000 of such milestone payments (“Waiver A”) and (b) January 31, 2024 as to $500,000 of milestone payments (“Waiver B”). Waiver A was contingent upon (i) forgiveness by the Company of $351,579 in aggregate principal amount outstanding under a certain convertible note, and (ii) a cash payment by the Company to L&F in the amount of $648,421, on or before March 31, 2023. Waiver B is contingent upon a cash payment by the Company to L&F in the amount of $500,000 on or before the earlier of (x) January 31, 2024, and (y) ten business days from the date that the Company receives net proceeds of at least $30,000,000 from the issuance of new equity capital. All other terms of the L&F License remain in effect. See Note 5 – Note Receivable for further details around the promissory note agreement entered into upon the exercise of warrants by L&F and Note 9 – Stockholders’ Permanent and Temporary Equity – Redeemable Common Stock and Put Option for discussion about the put option agreement entered into by the Company and L&F in connection with the L&F Note Agreement.

On March 29, 2023, the Company paid the $648,421 of cash to L&F, thus meeting the conditions of Waiver A, which also had the effect of canceling the Note Receivable and the Put Option.

On January 30, 2024, the Company paid $500,000 of cash to L&F, thus meeting the conditions of Waiver B.

InflamaCORE

On April 18, 2019, the Company entered into a license agreement with InflamaCORE, LLC (“InflamaCORE”) whereby InflamaCORE agreed to grant the Predecessor an exclusive license to the InflamaCORE Program Technology for the development and commercialization of IC 100, for the treatment of inflammation. The term of the license agreement shall commence on the effective date and, unless earlier terminated in accordance with the terms of the agreement, continue until the expiration of the last-to-expire of all royalty payment obligations of licensee. In conjunction with this license agreement, InflamaCORE entered into an agreement with the University of Miami to aggregate all of the intellectual property and technology developed by InflamaCORE scientists, who are all employees of the University of Miami, under the InflamaCORE umbrella. The term of the agreement shall commence on the effective date and shall remain in effect until the later of (a) the date on which all issued patents and filed patent applications within the patent rights have expired or been abandoned and no royalties are due or (b) twenty (20) years, unless earlier terminated in accordance with the terms of the agreement. The two agreements were executed with the understanding that ZyVersa will further develop the intellectual property and technology under the license agreement.

In consideration for the license, the Predecessor agreed to pay an up-front fee to InflamaCORE in the amount of $346,321 to cover the patent cost reimbursement to the University of Miami. InflamaCORE is also entitled to six milestone payments totaling $22,500,000 (the first milestone payment of $200,000 is triggered by the submission of an investigational new drug application for the first indication of a therapeutic licensed product). ZyVersa is required to pay sales royalties to InflamaCORE between 5% and 10%, which expire upon the latest of: (a) expiration of the last-to-expire of a patent or (b) expiration of regulatory exclusivity, as defined in the agreement. ZyVersa is required to pay sales royalties to the University of Miami between 3% and 6%. Finally, InflamaCORE received five-year Predecessor warrants to purchase an aggregate of 1,000,000 shares of Predecessor common stock, of which, a Predecessor warrant to purchase 400,000 shares of Predecessor common stock (equivalent to 227 shares of Successor common stock), with an issue date fair value of $815,822, which was recorded as research and development expenses, was issued at the execution of the agreement at an exercise price of $2.30 per share (or $4,053.00 per share of Successor common stock) and the remaining Predecessor warrants to purchase 600,000 shares of Predecessor common stock are to be issued at a price per share equal to the fair value of the Predecessor’s common stock at the time of issuance upon the satisfaction of certain milestones, unless the Company closes an initial public offering (“IPO”), defined as the initial public offering of the Predecessor’s Common Stock or other equity securities, at which point all warrants will be issued. If the Company completes its IPO within the three-year period immediately prior to the expiration date, the expiration date shall automatically be extended until the third anniversary of the effective date of the Company’s IPO. The Company determined that the Business Combination didn’t meet the definition of an IPO. The University of Miami also received 200,000 shares of Predecessor common stock, with a grant date fair value of $460,000, which was recorded as research and development expenses, under the agreement. As of December 31, 2023, the Successor did not pay or owe any royalties, the performance milestones associated with the cash payments and issuance of Successor warrants were not achieved and the Company did not accrue for any payments or issue the remaining Successor warrants associated with the license agreement.

Operating Leases

On January 18, 2019, the Predecessor entered into a lease agreement for approximately 3,500 square feet of office space in Weston, Florida for a term of five years. Under the lease agreement, the annual base rent, which excludes the Predecessor’s share of taxes and operating costs, was approximately $89,000 for the first year and increases approximately 3% every year thereafter for a total base rent lease commitment of approximately $497,000. On January 15, 2024, the Company extended the lease for an additional year for a total base rent lease commitment of $112,064.

The Successor recognized rent expense in connection with its operating lease for the year ended December 31, 2023 of $154,841 and the Successor and Predecessor recognized $7,795 and $148,881, respectively, for the period ending December 31, 2022 and December 12, 2022, respectively.

See Note 3 – Summary of Significant Accounting Policies – Recently Adopted Accounting Pronouncements for information related to the Company’s adoption of the new lease accounting standard and the recognition of a right-of-use asset and operating lease liability.

ZYVERSA THERAPEUTICS, INC.

NOTES TO FINANCIAL STATEMENTS

A summary of the Company’s right-of-use assets and liabilities is as follows:

	Successor		Predecessor
		For the Period	For the Period
	For the Year Ended	December 13 Through	January 1, 2022 Through
	December 31, 2023	December 31, 2022	December 12, 2022

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used in operating activities	$100,099	$4,786	$86,100

Right-of-use assets obtained in exchange for lease obligations
Operating leases	$-	$-	$-

Weighted Average Remaining Lease Term
Operating leases	0.08 Years	1.08 Years	1.08 Years

Weighted Average Discount Rate
Operating leases	6.5%	6.5%	6.5%

Future minimum payments under these operating lease agreements are as follows:

Amount

For the year ended December 31, 2024	$8,703
Less: amount representing imputed interest	(48)
Total	$8,656